Impairment of Non-current Assets - Summary of Goodwill Allocated to Cash Generating Units (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about goodwill allocated to cash generating unit explanatory [line items]
Goodwill	$ 1,341	$ 1,389
Olympic Dam [member]
Disclosure of detailed information about goodwill allocated to cash generating unit explanatory [line items]
Goodwill		1,010
OZ Minerals Limited provisional goodwill [member]
Disclosure of detailed information about goodwill allocated to cash generating unit explanatory [line items]
Goodwill		192
Copper SA [Member]
Disclosure of detailed information about goodwill allocated to cash generating unit explanatory [line items]
Goodwill	1,154
Other [member]
Disclosure of detailed information about goodwill allocated to cash generating unit explanatory [line items]
Goodwill	$ 187	$ 187